SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of consolidation	Basis of consolidation The consolidated financial statements include the accounts of Perion and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated.
Use of estimates
Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, the Company's management evaluates its estimates, including those related to revenue recognition, allowance for credit losses, fair value of intangible assets and goodwill, useful lives of intangible assets, contingent consideration, fair value of share-based awards, realizability of deferred tax assets, and tax uncertainties. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of the Company’s assets and liabilities.

Segments
Segments

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the Company’s chief operating decision maker ("CODM"), in deciding how to allocate resources and assess performance. The Company’s CODM is the chief executive officer.

The CODM utilizes consolidated GAAP measure of profit and loss to evaluate the Company's overall performance and inform resource allocation to support strategic priorities and capital allocation needs. The profit and loss measure most consistent with GAAP used by the CODM is consolidated net income.

There is no expense or asset information, that are supplemental to those disclosed in these consolidated financial statements, that are regularly provided to the CODM. Since the Company operates as one operating segment, financial segment information, including profit or loss and asset information, can be found in the consolidated financial statements.

Financial statements in U.S. dollars
Financial statements in U.S. dollars

The reporting currency of the Company is the U.S. dollar (“USD”). Major parts of the Company’s operations are carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the USD. Accordingly, monetary accounts maintained in currencies other than the USD are remeasured into USD, in accordance with ASC 830, Foreign Currency Matters. All transaction gains and losses resulting from the re-measurement of the monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

Management believes that the USD is the currency of the primary economic environment in which the Company operates. The financial statements of other subsidiaries, whose functional currency is determined to be their local currency, have been translated into USD. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of Income amounts have been translated using the average exchange rate for each applicable quarter. The resulting translation adjustments are reported as an accumulated other comprehensive income (loss) component of shareholders' equity.

Cash and cash equivalents and short-term bank deposits
Cash and cash equivalents and short-term bank deposits

The Company considers all short-term, highly liquid and unrestricted cash balances, with stated maturities of three months or less from date of purchase, as cash equivalents. Short-term deposits are bank deposits with maturities of more than three months but less than one year at the date acquired. The short-term deposits as of December 31, 2024 and 2023 are denominated primarily in USD and bear interest at an average annual rate of 5.84% and 6.67%, respectively.

Restricted cash	Restricted cash Restricted cash is comprised primarily of security deposits that are held to secure the Company’s lease obligations.
Marketable Securities
Marketable Securities

Marketable securities consist of debt securities. The Company classifies its marketable securities as available-for-sale at the time of purchase and reevaluates such classification at each balance sheet date. Available-for-sale securities are stated at fair value, with unrealized gains and losses reported in accumulated other comprehensive income (loss), a separate component of shareholders’ equity, net of taxes. Realized gains and losses on sales of marketable securities, as determined on a specific identification basis, are included in Financial income (expense), net. The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in Financial income (expense), net. The Company may sell these securities at any time for use in current operations even if they have not yet reached maturity. As a result, the Company classifies its marketable securities, including those with maturities beyond 12 months, as current assets in the consolidated balance sheets.

The Company periodically evaluates its available-for-sale debt securities for impairment. If the amortized cost of an individual security exceeds its fair value, the Company considers its intent to sell the security or whether it is more likely than not that it will be required to sell the security before recovery of its amortized basis. If either of these criteria are met, the Company writes down the security to its fair value and records the impairment charge in the consolidated statements of income. If neither of these criteria are met, the Company determines whether credit loss exists. Credit loss is estimated by considering changes to the rating of the security by a rating agency, any adverse conditions specifically related to the security, as well as other factors. Any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in shareholders’ equity.

Allowance for credit losses on available-for-sale marketable securities are recognized in the Company’s consolidated statements of income, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in shareholders’ equity.

The Company did not recognize an allowance for credit losses on marketable securities for the period ended December 31, 2024 and 2023.

Accounts receivable and allowance for credit losses
Accounts receivable and allowance for credit losses

Accounts receivable are recorded at the invoiced amount and amounts for which revenue has been recognized but not invoiced, net of allowance for credit losses. The Company evaluates its outstanding accounts receivable and establishes an allowance for credit losses based on information available on their credit condition, current aging, historical experience and future economic and market conditions. These allowances are reevaluated and adjusted periodically as additional information is available.

The following table sets forth a summary of the changes in the fair value of the contingent consideration:

Balance as of December 31, 2023	$2,091
Increase in provision for expected credit losses	2,027
Recoveries collected	(597)
Amounts written off charged against the allowance	(986)
Foreign currency translation	3
Fair value as of December 31, 2024	$2,538

Property and equipment
Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and impairment. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Leasehold improvements are amortized using the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

Leases
Leases

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and short-term and long-term operating lease liabilities in the Company’s consolidated balance sheets.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.

The Company uses incremental borrowing rates based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made prior to commencement and lease incentives. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option. Lease expenses for lease payments are recognized on a straight-line basis over the lease term.

The Company elected the practical expedient allowing not to separate the lease and non-lease components for its leases. For short-term leases with a term of 12 months or less, operating lease ROU assets and liabilities are not recognized and the Company records lease payments on a straight-line basis over the lease term.

Intangible assets
Intangible assets

Intangible assets that are not considered to have finite useful life are amortized over their estimated useful lives. The Customer Relationship is amortized over its estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such intangible asset as compared to the straight-line method.

All other intangible assets are amortized over their estimated useful lives using the straight-line method.

Impairment of long-lived assets, including Right-of-use assets and intangible assets subject to amortization
Impairment of long-lived assets, including Right-of-use assets and intangible assets subject to amortization

The Company’s long-lived assets (assets group) to be held or used, including property and equipment, right of use assets and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, Accounting for the Impairment or Disposal of Long-Lived Assets, whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The recoverability of these assets is measured by comparing the carrying amounts of the asset (assets group) to the future undiscounted cash flows the assets are expected to generate. If the long-lived assets are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair market value.

In determining the fair values of long-lived assets for the purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

There were no impairment charges to long-lived assets during the periods presented.

Goodwill
Goodwill

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment, in accordance with ASC 350, Intangibles – Goodwill and Other, at the reporting unit level, at least annually at December 31 each year, or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. Any excess of the carrying amount of the reporting unit over its fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. There were no impairment losses to goodwill during the periods presented.

Refer to Note 8 for further information.

Business combinations
Business combinations

The Company accounted for business combination in accordance with ASC 805, Business Combinations (“ASC 805”). ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price is allocated to goodwill. During the measurement period, not to exceed one year from the date of acquisition, the Company may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill only for adjustments resulting from facts and circumstances that existed as of the acquisition date. After the measurement period, any subsequent adjustments are reflected in the consolidated statements of income.

Acquisition related costs are expensed to the statement of income in the period incurred.

Revenue recognition
Revenue recognition

The Company applies the provisions of ASC 606, Revenue from Contracts with Customers.

The Company applies the practical expedient for incremental costs of obtaining contracts when the amortization period is less than one year.

The Company generates revenue primarily from two major sources:

Advertising Solutions Revenue - The company generates revenue from Advertising Solutions by delivering high-impact and standard ad formats across different channels including standard and high-impact display, social, CTV, digital audio and DOOH. In addition, the Company also generates revenue by delivering Web Publishers and DOOH Media Owners Solutions, such as Ad Server, SSP and Header Bidder. The company’s diverse, technology-focused multi-channel set of solutions is designed to drive consumer engagement and high ROI for advertisers through high-impact ad formats. The company’s solutions also include a content monetization platform that provides publishers with monetization tools across different channels, and a social platform that supports campaign management and media buying capabilities across all major social channels.

Search Advertising Revenue - The company generates Search Advertising revenue from service agreements with search partners. Search Advertising revenue is generated primarily from monthly transaction volume-based fees earned by the company for making applications available to online publishers and app developers on a revenue share basis relative to the revenue generated by such search partners.

Revenues are recognized upon successful delivery of advertisements typically measured by impressions, clicks, or actions.

For more disaggregated information of revenue refer to Note 18.

The Company has elected to apply the practical expedient such that it does not evaluate payment terms of one year or less for the existence of a significant financing component. The Company’s payments terms are less than one year. Therefore, no finance component is recognized.

The Company evaluates whether Advertising Solutions Revenue and Search Advertising Revenue should be presented on a gross basis, which is the amount that a customer pays for the service, or on a net basis, which is the amount of the customer payment less amounts the Company pays to publishers. In making that evaluation, the Company considers whether it controls the promised good or service before transferring that good or service to the customer. The Company considers indicators such as whether the Company is the primary obligor in the arrangement and assumes risks and rewards as a principal or an agent, whether it changes the products or performs part of the service, whether the Company has discretion in establishing prices and whether it controls the underlying advertising space. The evaluation of these factors is subject to significant judgment and subjectivity, and is based on management assessment of whether the Company is acting as the principal or an agent in the transaction.

The Company has determined that in certain arrangements it acts as principal because the Company controls the specified good or service before it is transferred to a customer, as such revenue is recorded on a gross basis, while in others it does not and revenue is recorded on a net basis.

Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities.

Generally, in cases in which the Company controls the specified good or service before it is transferred to a customer, revenue is recorded on a gross basis.

Contract balances are presented separately on the consolidated balance sheets as either Accounts receivable or Deferred revenue.

Remaining performance obligations (RPOs) represent amounts collected on contracted revenue that have not yet been recognized. As of December 31, 2024 and 2023, the aggregate amount of the RPOs was $2,049 and $2,297, respectively. The Company anticipates that it will satisfy all its remaining performance obligations associated with the deferred revenue within the prospective fiscal year.

Accounts receivable include amounts billed and currently due from customers as well as amounts allowed to be billed according to contractual billing terms with customers.

Revenue recognized during 2024, 2023 and 2022 from amounts included within the Deferred revenue balance at the beginning of the period amounted to $2,297, $2,377 and $3,852, respectively.

Cost of revenue
Cost of revenue

Cost of revenue consists primarily of expenses associated with the operation of the Company’s server hosting, data verification and targeting, campaign creative, labor and customer support.

Traffic acquisition costs and media buy
Traffic acquisition costs and media buy

Traffic acquisition costs and media buy consist primarily of payments to publishers and developers who distribute the Company’s search properties together with their products, as well as the cost of distributing the Company own products. In addition, media buy costs consist of the costs of advertising inventory incurred to deliver ads. Traffic acquisition costs are primarily based on revenue share agreements with the Company traffic sources and the media buy cost are primarily based on CPC (Cost-per-click) and CPM (Cost-per-mile), which are charged as incurred.

Research and development costs	Research and development costs Research and development costs are charged to the statement of income as incurred.
Income taxes
Income taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes (“ASC 740”). ASC 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. To the extent necessary, the Company provides a valuation allowance to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC 740, which contains a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

Severance pay
Severance pay

The Company's agreements with employees in Israel are in accordance with section 14 of the Severance Pay Law, 1963 (“Section 14”), where the Company's contributions for severance pay is paid to the employee upon termination instead of the severance liability that would otherwise be payable under the law as aforementioned. Upon contribution to a fund, based on the full amount of the employee's monthly salary, and release of the fund to the employee, no additional severance payments are required to be made by the Company to the employee. Therefore, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to such employees once the deposit amounts have been paid.

Severance expenses for the years ended December 31, 2024, 2023 and 2022 amounted to $2,583, $3,206, and $2,809, respectively. The balances of severance deposits and accrued severance pay are immaterial and included in other assets and other long-term liabilities on the accompanying balance sheets, respectively.

Employee benefit plan
Employee benefit plan

The Company’s U.S. operations maintain a retirement plan (the “U.S. Plan”) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service’s annual contribution limit. The Company matches up to 100% of each participant’s contributions, up to 4% of employee deferral. Contributions to the U.S. Plan are recorded during the year contributed as an expense in the consolidated statement of income.

Total employer 401(k) contributions for the years ended December 31, 2024, 2023 and 2022 were $1,116, $1,006, and $865, respectively.

Comprehensive income (loss)
Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, Comprehensive Income. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its other comprehensive income (loss) relates to hedging derivative instruments, unrealized gain (loss) on marketable securities and foreign currency translation adjustments.

Net earnings per share
Net earnings per share

In accordance with ASC 260, Earnings Per Share, basic net earnings per share ("Basic EPS") is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net earnings per share ("Diluted EPS") reflects the potential dilution that could occur if share options, restricted shares and other commitments to issue ordinary shares were exercised or equity awards vested, resulting in the issuance of ordinary shares that could share in the net earnings of the Company.

Concentrations of credit risk
Concentrations of credit risk

Financial instruments, which potentially subject the Company to a concentration of credit risk, consist primarily of cash and cash equivalents, bank deposits, restricted cash and accounts receivable.

The majority of the Company’s cash and cash equivalents, bank deposits and restricted cash are invested in USD instruments with major banks in the U.S. and Israel. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

The Company’s major customers are financially sound, and the Company believes low credit risk is associated with these customers. To date, the Company has not experienced any material credit losses.

The allowance against gross trade receivables reflects the current expected credit loss inherent in the receivables portfolio determined based on the Company’s methodology. The Company’s methodology is based on historical collection experience, customer creditworthiness, current and future economic condition, and market condition. Additionally, specific allowance amounts are established to record the appropriate provision for customers that have a higher probability of default. Trade receivables are written off after all reasonable means to collect the full amount have been exhausted.

Share-based compensation
Share-based compensation

The Company accounts for share-based compensation under ASC 718, Compensation - Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, contractors, and directors. ASC 718 requires companies to estimate the fair value of equity-based awards on the date of grant, using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income. The Company estimates forfeitures at the time of grant, and revised if necessary in subsequent periods, if actual forfeitures differ from those estimates.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight-line method, over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures. For performance-based share units, the Company recognizes compensation expenses for the value of such awards, if and when the Company concludes that it is probable that a performance condition will be achieved based on the accelerated attribution method over the requisite service period. The Company reassess the probability of vesting at each reporting period for awards with performance conditions and adjust compensation cost based on its probability assessment.

The Company accounts for changes in award terms as a modification in accordance with ASC 718.

The Company estimates the fair value of its options using the Binomial option-pricing model.

Since 2022 only restricted share units (“RSUs”) were granted and the fair value is based on the market value of the underlying shares on the date of grant.

For options, the expected volatility is calculated based on the actual historical share price movements of the Company’s share. The expected option term represents the period that the Company’s share options are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds, with a term which is equivalent to the expected term of the share-based awards.

Derivative instruments
Derivative instruments

The Company follows the requirements of ASC 815, Derivatives and Hedging (“ASC 815”), which requires companies to recognize all of their derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in fair value (i.e. gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.

Changes in the fair value of these derivatives are recorded in accumulated other comprehensive income in the consolidated balance sheets, until the forecasted transaction occurs. Upon occurrence, the Company reclassifies the related gains or losses on the derivative to the same financial statement line item in the consolidated statements of income to which the derivative relates.

In order to mitigate the potential adverse impact on cash flows resulting from fluctuations in the exchange rate of the new Israeli shekels (“ILS”), the Company hedges portions of its forecasted expenses denominated in ILS with SWAP, forward and options contracts. The Company does not speculate in these hedging instruments in order to profit from foreign currency exchanges, nor does it enter into trades for which there are no underlying exposures.

To protect against the increase in value of forecasted foreign currency cash flow resulting mainly from salaries and related benefits paid in ILS during the year, the Company hedges portions of its anticipated payroll denominated in ILS for a period of one to twelve months with SWAP, forward and options contracts (the “Hedging Contracts”). Accordingly, when the USD strengthens against the ILS, the decline in present value of future ILS currency expenses is offset by losses in the fair value of the Hedging Contracts. Conversely, when the USD weakens, the increase in the present value of future ILS expenses is offset by gains in the fair value of the Hedging Contracts. These Hedging Contracts are designated as cash flow hedges.

The notional value of the Company’s derivative instruments designed as hedging instruments as of December 31, 2024 and 2023, amounted to $4,971 and $6,006, respectively.

The notional value of the Company’s derivative instruments not designed as hedging instruments as of December 31, 2024 and 2023, amounted to $0. Notional values in USD are translated and calculated based on the spot rates for options and SWAP. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company; however, they are used in the calculation of settlements under the contracts.

Fair value of financial instruments
Fair value of financial instruments

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, and other assets, accounts payable, accrued expenses and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The Company follows the provisions of ASC No. 820, Fair Value Measurement (“ASC 820”), which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining a fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability, based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect assumptions that market participants would use in pricing an asset or liability, based on the best information available under given circumstances.

Three levels of inputs may be used to measure fair value, as follows:

•	Level 1 - Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.

•	Level 2 - Other inputs that are directly or indirectly observable in the market place.

•
Level 3 - Unobservable inputs which are supported by little or no market activity, and unobservable inputs based on the Company's own assumptions used to measure liabilities at fair value. The inputs require significant management judgment or estimation.

The Company measures its marketable securities (money market funds and available-for-sale marketable securities), foreign currency derivative instruments and contingent considerations in connection to the acquisitions at fair value. Marketable securities are classified within Level 1 or Level 2 of the fair value hierarchy because their fair value is derived from quoted market prices or alternative pricing sources and models utilizing observable market inputs. Derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. The Company's contingent considerations in connection to the acquisitions were classified within Level 3 because factors used to develop the estimated fair value are unobservable inputs that are not supported by market activity.

Repurchase of shares
Repurchase of shares

In prior years, the Company repurchased its ordinary shares on the open market and  holds these shares as treasury shares , with their acquisition cost presented as a reduction of shareholders' equity.

In 2024, the Company initiated a new share repurchase program authorized by the Board of Directors, under which repurchased ordinary shares are immediately retired upon repurchase. Upon retirement, the par value of the repurchased shares is deducted from ordinary share capital, and the excess of the repurchase price over the par value is recorded as a reduction of Additional Paid-in Capital. See Note 13, “Share repurchase,” for further details.

Comparability of Prior Year Financial Data, Policy [Policy Text Block]
Prior-period financial statements correction of immaterial errors:

With respect to the year ended December 31, 2024, the Company recorded a correction of prior-period errors related to the share-based compensation expenses. The Company assessed the materiality of these errors on the financial statements for prior periods in accordance with the SEC Staff Accounting Bulletin (SAB) No. 99, Materiality, codified in ASC 250, Presentation of Financial Statements, and concluded that they were not material to prior years presented. However, the Company determined that the impact of the misstatement to its financial statements for the year ended December 31, 2024 was material. In accordance with ASC 250, the Company has corrected the misstatement for the years ended December 31, 2023 and December 31, 2022 by revising the consolidated financial statements appearing herein. The impact of the errors on the Company’s consolidated balance sheet as of December 31, 2023 and 2022 was an understatement of additional paid-in capital of $2,450 and $1,746, respectively, resulted in an overstatement of retained earnings of $2,450 and $1,746, respectively.

The following tables summarize the effects of the corrections on the Company’s consolidated statements of comprehensive loss for the years ended December 31, 2023 and 2022:

	Year Ended December 31, 2023
	As Previously Reported	Adjustment	As Revised
Cost of revenue	$37,830	$23	$37,853
Research and development	33,066	814	33,880
Selling and marketing	57,991	1,350	59,341
General and administrative	31,799	263	32,062
Total Costs and Expenses	626,415	2,450	628,865
Income from Operations	116,740	(2,450)	114,290
Income before Taxes on income	137,691	(2,450)	135,241
Net Income	117,413	(2,450)	114,963
Net Earnings per Share - Basic	2.49	(0.05)	2.44
Net Earnings per Share - Diluted	$2.34	$(0.04)	$2.30

	Year Ended December 31, 2022
	As Previously Reported	Adjustment	As Revised
Cost of revenue	$30,404	$(3)	$30,401
Research and development	34,424	198	34,622
Selling and marketing	56,014	1,435	57,449
General and administrative	27,629	116	27,745
Total Costs and Expenses	531,094	1,746	532,840
Income from Operations	109,162	(1,746)	107,416
Income before Taxes on income	113,664	(1,746)	111,918
Net Income	99,225	(1,746)	97,479
Net Earnings per Share - Basic	2.21	(0.04)	2.17
Net Earnings per Share - Diluted	$2.06	$(0.04)	$2.03

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements:

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Additional segment reporting information required by ASU 2023-07 includes: disclosing the title and position of the individual or the name of the group or committee identified as the CODM, provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually, and additional disclosures regarding significant segment expenses. Effective December 31, 2024, the Company has adopted this standard retroactively. The adoption of this ASU affects only disclosures, with no impacts to the Company's financial condition and results of operations.

Recently issued Accounting Pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”, which expands the disclosure requirements for income taxes, primarily related to the rate reconciliation and income taxes paid. This ASU is effective for the fiscal years beginning after December 15, 2024. Early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, “Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income (loss) Statement Expenses" (“ASU 2024-03”). ASU 2024-03 requires disaggregation of certain costs and expenses included in each relevant expense caption on the Company's consolidated income (loss) statements in a separate note to the financial statements at each interim and annual reporting period, including amounts of purchases of inventory, employee compensation, depreciation, and intangible asset amortization. ASU 2024-04 is effective fiscal years beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2024-03.